Available-for-sale Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017		Dec. 31, 2016
Available-for-sale financial assets [Line Items]
Acquisition cost		₩ 888,673
Book value		699,833		₩ 1,014,732
Fair value		661,907
Listed equity securities
Available-for-sale financial assets [Line Items]
Acquisition cost		365,891
Book value		274,453		268,171
Fair value		₩ 274,453
Korea District Heating Corp.
Available-for-sale financial assets [Line Items]
Shares		2,264,068
Ownership		19.55%
Acquisition cost		₩ 173,201
Book value		165,277
Fair value		₩ 165,277
Ssangyong Motor Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		38,568
Ownership		0.03%
Acquisition cost		₩ 428
Book value		197
Fair value		₩ 197
Sungjee Construction. Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		10,530
Ownership		0.01%
Acquisition cost		₩ 49
Book value		8
Fair value		₩ 8
Korea Line Corp.
Available-for-sale financial assets [Line Items]
Shares		18
Ownership		0.00%
Acquisition cost		₩ 1
Namkwang Engineering & Construction Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		46
Ownership		0.00%
Acquisition cost		₩ 15
Bumyang Construction Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares	[1]	35
Ownership	[1]	0.00%
Acquisition cost	[1]	₩ 2
ELCOMTEC Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		32,875
Ownership		0.04%
Acquisition cost		₩ 217
Book value		72
Fair value		₩ 72
PAN ocean Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,492
Ownership		0.00%
Acquisition cost		₩ 14
Book value		8
Fair value		₩ 8
Dongbu Corporation
Available-for-sale financial assets [Line Items]
Shares	[2]	955
Ownership	[2]	0.02%
Acquisition cost	[2]	₩ 12
Book value	[2]	10
Fair value	[2]	₩ 10
KSP Co., Ltd. [Member]
Available-for-sale financial assets [Line Items]
Shares		6,324
Ownership		0.08%
Acquisition cost		₩ 24
Book value		24
Fair value		₩ 24
STX Heavy Industries Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		35,749
Ownership		0.14%
Acquisition cost		₩ 191
Book value		165
Fair value		₩ 165
PT Adaro Energy Tbk
Available-for-sale financial assets [Line Items]
Shares		480,000,000
Ownership		1.50%
Acquisition cost		₩ 71,554
Book value		70,531
Fair value		₩ 70,531
Energy Fuels Inc.
Available-for-sale financial assets [Line Items]
Shares		1,711,814
Ownership		2.38%
Acquisition cost		₩ 16,819
Book value		3,300
Fair value		₩ 3,300
Baralaba Coal Company Limited
Available-for-sale financial assets [Line Items]
Shares		99,763
Ownership		0.07%
Acquisition cost		₩ 18,445
Book value		22
Fair value		₩ 22
Denison Mines Corp.
Available-for-sale financial assets [Line Items]
Shares		58,284,000
Ownership		10.42%
Acquisition cost		₩ 84,134
Book value		34,292
Fair value		₩ 34,292
Fission 3.0 [Member]
Available-for-sale financial assets [Line Items]
Shares		300,000
Ownership		0.14%
Book value		₩ 15
Fair value		₩ 15
Fission Uranium Corp.
Available-for-sale financial assets [Line Items]
Shares		800,000
Ownership		0.16%
Acquisition cost		₩ 785
Book value		532
Fair value		532
Unlisted equity securities
Available-for-sale financial assets [Line Items]
Acquisition cost	[3]	522,782
Book value		425,380	[3]	₩ 746,561
Fair value	[3]	₩ 387,454
Korea investment - Korea EXIM Bank CERs Private Special Assets Investment Trust I
Available-for-sale financial assets [Line Items]
Shares		1,758,731,002
Ownership		14.18%
Acquisition cost		₩ 1,752
Book value		₩ 571
Troika Overseas Resource Development Private Equity Firm
Available-for-sale financial assets [Line Items]
Shares		13,340,012,100
Ownership		3.66%
Acquisition cost		₩ 13,340
Book value		₩ 1,553
IBK-AUCTUS Green Growth Private Equity firm
Available-for-sale financial assets [Line Items]
Shares		152
Ownership		6.29%
Acquisition cost		₩ 41
Book value		₩ 41
Global Dynasty Overseas Resource Development Private Equity Firm
Available-for-sale financial assets [Line Items]
Shares		2,242,437,289
Ownership		7.46%
Acquisition cost		₩ 2,242
Book value		₩ 2,242
Intellectual Discovery, Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,000,000
Ownership		8.81%
Acquisition cost		₩ 5,000
Book value		₩ 954
Hanwha-KOSEP New Renewable Energy Private Special Assets Investment Trust 1
Available-for-sale financial assets [Line Items]
Shares		4,176,751,013
Ownership		5.00%
Acquisition cost		₩ 4,328
Book value		₩ 4,328
Construction Guarantee
Available-for-sale financial assets [Line Items]
Shares	[4]	571
Ownership	[4]	0.02%
Acquisition cost	[4]	₩ 601
Book value	[4]	833
Fair value	[4]	₩ 833
Plant & Mechanical Contractors Financial Cooperative of Korea
Available-for-sale financial assets [Line Items]
Shares		144
Ownership		0.03%
Acquisition cost		₩ 126
Book value		₩ 126
Fire Guarantee
Available-for-sale financial assets [Line Items]
Shares		40
Ownership		0.01%
Acquisition cost		₩ 20
Book value		₩ 20
Korea Software Financial Cooperative
Available-for-sale financial assets [Line Items]
Shares		5,186
Ownership		1.09%
Acquisition cost		₩ 3,301
Book value		₩ 3,301
Engineering Financial Cooperative
Available-for-sale financial assets [Line Items]
Shares		486
Ownership		0.05%
Acquisition cost		₩ 60
Book value		₩ 60
Electric Contractors Financial Cooperative
Available-for-sale financial assets [Line Items]
Shares		1,000
Ownership		0.04%
Acquisition cost		₩ 216
Book value		₩ 216
Korea Specialty Contractor Financial Cooperative
Available-for-sale financial assets [Line Items]
Shares		476
Ownership		0.01%
Acquisition cost		₩ 417
Book value		₩ 417
Information & Communication Financial Cooperative
Available-for-sale financial assets [Line Items]
Shares		121
Ownership		0.02%
Acquisition cost		₩ 26
Book value		₩ 26
Korea Electric Engineers Association
Available-for-sale financial assets [Line Items]
Shares		400
Ownership		0.24%
Acquisition cost		₩ 40
Book value		40
Samsung investment - Investment Pool for Public funds 1
Available-for-sale financial assets [Line Items]
Acquisition cost	[5]	53,220
Book value	[5]	53,739
Fair value	[5]	53,739
Korea investment - Hanwha KT Master Lease Private Special Investment Trust
Available-for-sale financial assets [Line Items]
Acquisition cost	[5]	26,586
Book value	[5]	26,591
Fair value	[5]	26,591
Kyobo Royal-Class Repo Plus Fixed Income 1Y 2nd
Available-for-sale financial assets [Line Items]
Acquisition cost	[5]	33,000
Book value	[5]	33,008
Fair value	[5]	33,008
Kyobo Royal-Class Repo Plus Fixed Income 2Y 1st
Available-for-sale financial assets [Line Items]
Acquisition cost	[5]	50,000
Book value	[5]	50,399
Fair value	[5]	50,399
Kyobo Royal-Class Repo Plus A1 ABCP 1Y
Available-for-sale financial assets [Line Items]
Acquisition cost	[5]	50,000
Book value	[5]	50,419
Fair value	[5]	₩ 50,419
Hwan Young Steel Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		10,916
Ownership		0.14%
Acquisition cost		₩ 1,092
Book value		₩ 97
SAMBO AUTO. Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		15,066
Ownership		0.02%
Acquisition cost		₩ 38
Book value		₩ 38
Mobo Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		504
Ownership		0.00%
Acquisition cost		₩ 14
Book value		₩ 14
Dae Kwang Semiconductor Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		589
Ownership		0.07%
Acquisition cost		₩ 6
Book value		₩ 6
Sanbon Department Store
Available-for-sale financial assets [Line Items]
Shares		828
Ownership		0.01%
Acquisition cost		₩ 124
Book value		₩ 3
Miju Steel Mfg. Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		99,804
Ownership		0.23%
Acquisition cost		₩ 50
Book value		₩ 50
Sungwon Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		589
Ownership		0.07%
Acquisition cost		₩ 15
Book value		₩ 15
Hana Civil Engineering Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		23
Ownership		0.00%
Acquisition cost		₩ 1
Book value		₩ 1
KC Development Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		839
Ownership		0.02%
Acquisition cost		₩ 6
Book value		₩ 6
IMHWA Corp.
Available-for-sale financial assets [Line Items]
Shares		329
Ownership		0.11%
Acquisition cost		₩ 5
Book value		₩ 5
DALIM Special Vehicle Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		58
Ownership		0.08%
Acquisition cost		₩ 10
Book value		₩ 10
ASA JEONJU Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		34,846
Ownership		1.34%
Acquisition cost		₩ 697
Book value		₩ 69
Moonkyung Silica Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		42
Ownership		0.56%
Sungkwang Timber Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		9
Ownership		0.34%
Acquisition cost		₩ 4
Book value		₩ 4
Yongbo Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		61
Ownership		0.20%
Acquisition cost		₩ 3
Book value		₩ 3
HJ Steel Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		218
Ownership		0.07%
Acquisition cost		₩ 2
Book value		₩ 2
KS Remicon Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		12
Ownership		0.04%
Acquisition cost		₩ 3
Book value		₩ 3
Joongang Platec Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		3,591
Ownership		0.75%
Acquisition cost		₩ 72
Book value		₩ 35
Pyungsan SI Ltd.
Available-for-sale financial assets [Line Items]
Shares		434
Ownership		0.01%
Acquisition cost		₩ 9
Book value		₩ 9
Samgong Development Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		12
Ownership		0.01%
Acquisition cost		₩ 7
Book value		₩ 7
Joongang Development Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		540
Ownership		0.12%
Acquisition cost		₩ 8
Book value		₩ 8
AJS Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		12,906
Ownership		0.23%
Acquisition cost		₩ 32
Book value		₩ 32
SHIN-E B&P Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		119
Ownership		0.13%
Acquisition cost		₩ 10
Book value		₩ 10
MSE Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		429
Ownership		0.13%
Acquisition cost		₩ 9
Book value		₩ 9
Ilrim Nano Tec Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,520
Ownership		0.07%
Acquisition cost		₩ 15
Book value		₩ 15
Youngjin Hi-Tech Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		2,512
Ownership		0.25%
Acquisition cost		₩ 126
Book value		₩ 21
Buyoung Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		270
Ownership		0.00%
Acquisition cost		₩ 3
Book value		₩ 3
Ilsuk Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		152
Ownership		0.17%
Acquisition cost		₩ 10
Book value		₩ 10
Dongyang Telecom Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,760
Ownership		0.01%
Acquisition cost		₩ 11
Book value		₩ 11
Jongwon Remicon Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		31
Ownership		0.18%
Acquisition cost		₩ 13
Book value		₩ 13
Ace Heat Treating Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		477
Ownership		1.43%
Acquisition cost		₩ 72
Book value		₩ 72
Zyle Daewoo Motor Sales Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		22
Ownership		0.00%
Daewoo Development Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		8
Ownership		0.00%
Seyang Inc.
Available-for-sale financial assets [Line Items]
Shares		537
Ownership		0.05%
Acquisition cost		₩ 27
Book value		₩ 27
Seungri Enterprise Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		93
Ownership		0.05%
Acquisition cost		₩ 3
Book value		₩ 3
Onggane Food Co., Ltd
Available-for-sale financial assets [Line Items]
Shares		5
Ownership		0.07%
Acquisition cost		₩ 1
Book value		₩ 1
Shin-E P&C Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		12
Ownership		0.00%
Acquisition cost		₩ 1
Book value		₩ 1
Ejung Ad Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		132
Ownership		0.09%
Acquisition cost		₩ 3
Book value		₩ 3
Solvus Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,056
Ownership		0.04%
Acquisition cost		₩ 3
Book value		₩ 3
Myung Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		89
Ownership		0.05%
Acquisition cost		₩ 2
Book value		₩ 2
Shinil Engineering Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		887
Ownership		0.06%
Acquisition cost		₩ 3
Book value		₩ 3
Biwang Industry Co., Ltd
Available-for-sale financial assets [Line Items]
Shares		406
Ownership		0.04%
Acquisition cost		₩ 2
Book value		₩ 2
Huimun Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		263
Ownership		0.26%
Acquisition cost		₩ 4
Book value		₩ 4
Young Sung Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		89
Ownership		0.40%
Acquisition cost		₩ 26
Book value		₩ 26
Yuil Industrial Electronics Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		804
Ownership		0.32%
Acquisition cost		₩ 15
Book value		₩ 15
DN TEK Inc.
Available-for-sale financial assets [Line Items]
Shares		12,401
Ownership		0.29%
Acquisition cost		₩ 61
Book value		₩ 5
Kwang Jin Structure Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		3,072
Ownership		0.60%
Acquisition cost		₩ 31
Book value		₩ 31
Woojin Industry Corporation
Available-for-sale financial assets [Line Items]
Shares		3
Ownership		0.00%
Acquisition cost		₩ 16
Book value		₩ 16
Kwang Sung Industry Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		325
Ownership		0.35%
Acquisition cost		₩ 7
Book value		₩ 7
Futech Mold Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		274
Ownership		0.27%
Acquisition cost		₩ 14
Book value		₩ 14
Woojoo Environment Ind. Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		101
Ownership		0.11%
Acquisition cost		₩ 13
Book value		₩ 13
Cheongatti Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		57
Ownership		0.10%
Acquisition cost		₩ 4
Book value		₩ 4
Hyungji Esquire Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		55
Ownership		0.02%
Acquisition cost		₩ 22
Book value		₩ 22
Kolmar Pharma Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,426
Ownership		0.01%
Acquisition cost		₩ 52
Book value		₩ 3
Morado Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		209
Ownership		0.04%
Acquisition cost		₩ 2
Book value		₩ 2
Myung Sung Tex Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		20
Ownership		0.00%
Acquisition cost		₩ 2
Book value		₩ 2
Kwang Sung Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		610
Ownership		0.53%
Acquisition cost		₩ 31
Book value		₩ 31
EverTechno. Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		29,424
Ownership		0.73%
Acquisition cost		₩ 148
Book value		₩ 7
Autowel Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		260
Ownership		0.38%
Acquisition cost		₩ 14
Book value		₩ 14
Woobang Construction Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		8
Ownership		0.00%
Acquisition cost		₩ 8
Book value		₩ 8
Shin Pyung Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		6
Ownership		0.03%
Acquisition cost		₩ 3
Book value		₩ 3
JMC Heavy Industries Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		2,724
Ownership		0.10%
Acquisition cost		₩ 27
Book value		₩ 27
Najin Steel Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		37
Ownership		0.06%
Acquisition cost		₩ 5
Book value		₩ 5
Sinkwang Industry Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,091
Ownership		1.68%
Acquisition cost		₩ 5
Book value		₩ 5
Crystal Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		22
Ownership		0.07%
Acquisition cost		₩ 2
Book value		₩ 2
Elephant & Friends Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		563
Ownership		0.61%
Acquisition cost		₩ 3
Book value		₩ 3
Mireco Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		109
Ownership		0.25%
Acquisition cost		₩ 11
Book value		₩ 11
L&K Industry Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,615
Ownership		0.60%
Acquisition cost		₩ 24
Book value		₩ 24
JO Tech Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,263
Ownership		0.62%
Acquisition cost		₩ 25
Book value		₩ 25
Kendae Printing Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		422
Ownership		0.60%
Acquisition cost		₩ 21
Book value		₩ 21
Dauning Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		231
Ownership		0.41%
Acquisition cost		₩ 6
Book value		₩ 6
Korea Trecision Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		22
Ownership		0.45%
Acquisition cost		₩ 5
Book value		₩ 5
Ace Track Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		3,130
Ownership		1.08%
Acquisition cost		₩ 219
Book value		₩ 59
Taebok Machinery Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		109
Ownership		1.08%
Acquisition cost		₩ 11
Book value		₩ 11
Yoo-A Construction Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		105
Ownership		0.20%
Acquisition cost		₩ 11
Book value		₩ 11
Dung Hwan Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		531
Ownership		0.02%
Acquisition cost		₩ 5
Book value		₩ 5
Hurim Biocell Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		113
Ownership		0.00%
Acquisition cost		₩ 5
Book value		₩ 5
Sunjin Power Tech Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		4,941
Ownership		0.92%
Acquisition cost		₩ 247
Book value		₩ 32
Smart Power Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		133,333
Ownership		4.83%
Acquisition cost		₩ 200
Book value		₩ 200
Haseung Industries Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		55
Ownership		0.62%
Acquisition cost		₩ 28
Book value		₩ 28
Beer Yeast Korea Inc.
Available-for-sale financial assets [Line Items]
Shares		1,388
Ownership		0.43%
Acquisition cost		₩ 7
Book value		₩ 7
Daeryung Corporation
Available-for-sale financial assets [Line Items]
Shares		207
Ownership		0.19%
Acquisition cost		₩ 10
Book value		₩ 10
Korea Bio Red Ginseng Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		194
Ownership		0.09%
Acquisition cost		₩ 10
Book value		₩ 10
ENH Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,086
Ownership		0.19%
Acquisition cost		₩ 54
Book value		₩ 54
B CON Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		96
Ownership		1.16%
Acquisition cost		₩ 6
Book value		₩ 6
Chunil Metal Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		11
Ownership		0.15%
Acquisition cost		₩ 4
Book value		₩ 4
SsangMa Machine Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		4
Ownership		0.05%
Acquisition cost		₩ 1
Book value		₩ 1
SinJin Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		233
Ownership		0.30%
Acquisition cost		₩ 9
Book value		₩ 9
Ace Integration Co., Ltd
Available-for-sale financial assets [Line Items]
Shares		105
Ownership		0.09%
Acquisition cost		₩ 24
Book value		₩ 24
AceInti Agricultural Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		16
Ownership		0.02%
Acquisition cost		₩ 5
Book value		₩ 5
KyungDong Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		130
Ownership		0.01%
Acquisition cost		₩ 1
Book value		₩ 1
ChunWon Development Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		193
Ownership		0.19%
Acquisition cost		₩ 39
Book value		₩ 39
WonIl Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		999
Ownership		0.15%
Acquisition cost		₩ 50
Book value		₩ 50
SungLim Industrial Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		29
Ownership		0.03%
Acquisition cost		₩ 1
Book value		₩ 1
Korea Minerals Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		191
Ownership		0.05%
Acquisition cost		₩ 134
Book value		₩ 1
HyoDong Development Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		119
Ownership		0.15%
Acquisition cost		₩ 24
Book value		₩ 24
Haspe Tech Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		652
Ownership		0.55%
Acquisition cost		₩ 20
Book value		₩ 20
JoHyun Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		350
Ownership		1.56%
Acquisition cost		₩ 18
Book value		₩ 18
KC Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		5,107
Ownership		0.17%
Acquisition cost		₩ 3
Book value		₩ 3
SeongJi Industrial Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		41
Ownership		0.05%
Acquisition cost		₩ 1
Book value		₩ 1
Navanakorn Electric Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares	[6]	4,442,800
Ownership	[6]	26.93%
Acquisition cost	[6]	₩ 17,216
Book value	[6]	₩ 16,410
PT. Kedap Saayq
Available-for-sale financial assets [Line Items]
Shares		671
Ownership		10.00%
Acquisition cost		₩ 18,540
Set Holding
Available-for-sale financial assets [Line Items]
Shares	[7]	1,100,220
Ownership	[7]	2.50%
Acquisition cost	[7]	₩ 229,255
Book value	[7]	171,242
Fair value	[7]	₩ 171,242
PT. Cirebon Energi Prasarana
Available-for-sale financial assets [Line Items]
Shares		22,420
Ownership		10.00%
Acquisition cost		₩ 2,612
Book value		₩ 2,401
DongKwang SD, Inc.
Available-for-sale financial assets [Line Items]
Shares		524
Ownership		0.23%
Acquisition cost		₩ 13
Book value		₩ 13
Dong Yang Metal Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		2,951
Ownership		1.97%
Acquisition cost		₩ 15
Book value		₩ 15
Seyang Precision Ind.Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		829
Ownership		0.23%
Acquisition cost		₩ 41
Book value		₩ 41
Dooriwon Food System Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		13
Ownership		0.27%
Acquisition cost		₩ 1
Book value		₩ 1
ShinShin Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		339
Ownership		1.12%
Acquisition cost		₩ 17
Book value		₩ 17
Kitorang Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		165
Ownership		0.24%
Acquisition cost		₩ 49
Book value		₩ 49
Sung Kwang Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		23
Ownership		0.37%
Acquisition cost		₩ 6
Book value		₩ 6
Hyundai Metal Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		3,757
Ownership		5.60%
Acquisition cost		₩ 1,416
Book value		₩ 1,416
Shinheung petrol. Co. Ltd.
Available-for-sale financial assets [Line Items]
Shares		699
Ownership		0.14%
Acquisition cost		₩ 7
Book value		₩ 7
Force TEC Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		3,501
Ownership		0.02%
Acquisition cost		₩ 18
Book value		₩ 18
Haisung Industrial Systems Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		10,751
Ownership		0.24%
Acquisition cost		₩ 54
Book value		₩ 54
Samsung Tech Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		486
Ownership		1.28%
Acquisition cost		₩ 97
Book value		₩ 97
Tae Hyung Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		28
Ownership		0.43%
Acquisition cost		₩ 20
Book value		₩ 20
Samyangplant Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		323
Ownership		0.60%
Acquisition cost		₩ 16
Book value		₩ 16
Younil Metal Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		41
Ownership		0.21%
Acquisition cost		₩ 21
Book value		₩ 21
Myungjin Tech Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		20
Ownership		0.54%
Acquisition cost		₩ 4
Book value		₩ 4
Hankook Machine Tools Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		719
Ownership		0.14%
Acquisition cost		₩ 72
Book value		₩ 72
Hankook Precision Ind Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		110
Ownership		0.06%
Acquisition cost		₩ 11
Book value		₩ 11
Borneo International Furniture Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		64,037
Ownership		0.28%
Acquisition cost		₩ 97
Book value		₩ 14
CJ Paradise Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		24
Ownership		0.02%
Acquisition cost		₩ 12
Book value		₩ 12
Han Young Technology Company Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		35
Ownership		0.00%
Jungdo Aluminium Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		8,527
Ownership		0.35%
Acquisition cost		₩ 128
Book value		₩ 128
Ilheung Metal Co, Ltd.
Available-for-sale financial assets [Line Items]
Shares		280
Ownership		0.83%
Acquisition cost		₩ 28
Book value		₩ 28
STX Offshore & Shipbuilding Co., Ltd
Available-for-sale financial assets [Line Items]
Shares		8,622
Ownership		0.25%
Acquisition cost		₩ 1,078
Book value		₩ 1,078
Ptotronics Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		151
Ownership		0.07%
Acquisition cost		₩ 2
Book value		₩ 2
NFT Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		136
Ownership		0.40%
Acquisition cost		₩ 8
Book value		₩ 8
Echoroba Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		157
Ownership		0.02%
Acquisition cost		₩ 3
Book value		₩ 3
Hyundaitech Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		1,363
Ownership		0.87%
Acquisition cost		₩ 27
Book value		₩ 27
Eco Alux Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		239
Ownership		0.22%
Acquisition cost		₩ 48
Book value		₩ 48
Daekyung Industry Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		9,112
Ownership		0.94%
Acquisition cost		₩ 13
Book value		₩ 13
Dasan Material Co.Ltd.
Available-for-sale financial assets [Line Items]
Shares		29
Ownership		0.04%
Fish World Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		47
Ownership		0.21%
Acquisition cost		₩ 2
Book value		₩ 2
SG Shinsung Engineering and Construction Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		10
Ownership		0.00%
Acquisition cost		₩ 6
Book value		₩ 6
Samdo Industry Electric Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		48
Ownership		0.02%
Acquisition cost		₩ 1
Book value		₩ 1
Taejung Industries Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		9,268
Ownership		0.30%
Acquisition cost		₩ 5
Book value		₩ 5
Shinsei Trading Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		64
Ownership		0.72%
Acquisition cost		₩ 1
Book value		₩ 1
Dynamic Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		111
Ownership		0.19%
Acquisition cost		₩ 3
Book value		₩ 3
Green Alchemy Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		38,202
Ownership		1.48%
Acquisition cost		₩ 191
Book value		₩ 191
IQ Power Asia Inc.
Available-for-sale financial assets [Line Items]
Shares		16,179
Ownership		0.31%
Acquisition cost		₩ 81
Book value		₩ 81
Youone TBM Engineering & Construction Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		227,854
Ownership		0.27%
Acquisition cost		₩ 31
Book value		₩ 31
KM Leatech
Available-for-sale financial assets [Line Items]
Shares		1,648
Ownership		0.98%
Acquisition cost		₩ 8
Book value		₩ 8
Wonil T&I Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares		229
Ownership		0.17%
Acquisition cost		₩ 23
Book value		₩ 23
Semist Co.,Ltd.
Available-for-sale financial assets [Line Items]
Shares		555
Ownership		0.80%
Acquisition cost		₩ 3
Book value		₩ 3
DS POWER Co., Ltd.
Available-for-sale financial assets [Line Items]
Shares	[8]	580,000
Ownership	[8]	2.34%
Acquisition cost	[8]	₩ 2,900
Book value	[8]	1,223
Fair value	[8]	₩ 1,223

[1]	The number of shares increased due to the stock split (5:1).
[2]	The number of shares owned has changed due to the stock merge (9:7) during the year ended December 31, 2017.
[3]	Investments in unlisted equity securities held by the Company for which a quoted market price does not exist in an active market and fair value cannot be measured reliably were measured at cost less impairment, if any.
[4]	The Company has estimated the fair value of the investment in Construction Guarantee based upon the price which would be applied when the investment is returned. The Company has recognized the difference between its fair value and book value as a gain or loss on valuation of available-for-sale financial assets in other comprehensive income or loss during the year ended December 31, 2017.
[5]	As of December 31, 2017, the Company invested in KRW214,156 million as beneficiary securities exclusively for payment of decommissioning cost of nuclear power plants. The Company has measured the fair value of the beneficiary securities based on its net asset value.
[6]	Although the Company holds more than 20% of the equity shares of these investments, the Company cannot exercise significant influence.
[7]	The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of available-for-sale financial assets in other comprehensive income or loss during the year ended December 31, 2017.
[8]	As described in note 20, this is reclassified to available-for-sale financial assets due to loss of significant influence of the Company.